CAPITAL STOCK - Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of warrants outstanding in share-based payment arrangement at beginning of period | Share	3,399,280	0
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 3.98	$ 0
Number of warrants Issued in share-based payment arrangement | Share	3,812,121	3,399,280
Weighted average exercise price of warrants issued in share-based payment arrangement | $ / shares	$ 4.45	$ 3.98
Number of warrants expired in share-based payment arrangement | Share	(149,282)
Weighted average exercise price of warrants expired in share-based payment arrangement | $ / shares	$ 3.5
Number of warrants outstanding in share-based payment arrangement at end of period | Share	7,062,119	3,399,280
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period | $ / shares	$ 4.47	$ 3.98